Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2040 Fund	May 30, 2024
Fidelity Freedom 2040 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	20.26%
Past 5 years	11.37%
Since Inception	8.59%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	8.53%

[1]	A From June 7, 2017 .